Statements Of Cash Flows (The Series Of The Frontier Fund - Currency, Long Only And Managed Futures Index Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Currency Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (620,937)		$ 169,751		$ (2,572,376)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	27,098		(7,634)		(6,654)
Net change in ownership allocation of U.S. Treasury Securities	1,679,073		556,890		832,583
Net change in custom time deposits	6,056,239		2,239,528		2,983,995
Net change in ownership allocation of credit default swaps	15,835
Net change in ownership allocation of certificates of deposit					121,328
Net unrealized gain/(loss) on swap contracts	(6,327,629)		(675,809)		4,129,162
Net realized gain/(loss) on swap contracts	8,302,467
Net unrealized gain/(loss) on U.S. Treasury securities	4,083		(52,062)		165,246
Net increase from payments by managing owner	(390,589)
(Purchases) sales of:
Sales of swap contracts	5,043,086
(Purchases) of swap contracts	(23,489)
Sales of custom time deposits	3,836,498
(Purchases) of custom time deposits			(1,188,104)		(3,748,697)
Sale of certificates of deposit					3,503,196
Increase and/or decrease in:
Receivable from futures commission merchants	678,208		(188,725)		181,444
Investments in unconsolidated trading companies, at fair value	(2,352,121)
Prepaid service fees - Class 1			2,852		31,122
Interest receivable	22,914		7,474		11,147
Receivable from related parties					444
Other assets	(469)		(28)		12,627
Inter-series payables/receivables, at fair value	(13,770,271)		550,017		(2,412,702)
Management fees payable to Managing Owner	(13,860)		5,323		6,277
Interest payable to Managing Owner	(18,698)		10,108		9,563
Trading fees payable to Managing Owner	(5,682)		2,839		3,531
Trailing service fees payable to Managing Owner	(4,988)		(2,356)		12,394
Payables to related parties	(5,246)		(4,706)		7,477
Other liabilities	(9)		(312)		436
Net cash provided by (used in) operating activities	2,131,513		1,425,046		3,271,543
Cash Flows from Financing Activities:
Proceeds from sale of units	58,429		65,957		652,368
Payment for redemption of units	(2,257,535)		(3,304,436)		(2,718,649)
Pending owner additions	4,509				(10,000)
Redemptions payable	(29,526)		45,220
Net cash provided by (used in) financing activities	(2,224,123)		(3,193,259)		(2,076,281)
Net Increase (Decrease) in cash and cash equivalents	(92,610)		(1,768,213)		1,195,262
Cash and cash equivalents, beginning of year or period	275,485		2,043,698		848,436
Cash and cash equivalents, end of year or period	182,875		275,485		2,043,698
Long Only Commodity Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(79,119)	[1],[2]	467,081	[1],[2]	793,182	[1],[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	486,861	[2]	98,238	[2]	(47,468)	[2]
Net change in custom time deposits	2,113,208	[2]	342,083	[2]	(385,575)	[2]
Net change in ownership allocation of credit default swaps	323,021	[2]
Net change in ownership allocation of certificates of deposit					125,139	[2]
Net realized gain/(loss) on swap contracts	50,501	[2]	(509,662)	[2]	(883,900)	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	48,272	[2]	(12,440)	[2]	24,171	[2]
Net realized (gain)/loss on U.S. Treasury securities	(49,592)	[1],[2]
(Purchases) sales of:
Sales of swap contracts	1,313,361	[2]	1,498,091	[2]	2,985,691	[2]
(Purchases) of swap contracts	(896,087)	[2]	(1,194,834)	[2]	(1,849,628)	[2]
Sales of custom time deposits	635,752	[2]
(Purchases) of custom time deposits			(266,848)	[2]	(618,522)	[2]
Sale of certificates of deposit					440,409	[2]
Increase and/or decrease in:
Prepaid service fees - Class 1			1,065	[2]	10,370	[2]
Interest receivable	6,627	[2]	1,303	[2]	(745)	[2]
Receivable from related parties	(70)	[2]			63,133	[2]
Other assets	(26)	[2]	(61)	[2]	95	[2]
Management fees payable to Managing Owner	(4,532)	[2]	(257)	[2]	724	[2]
Interest payable to Managing Owner	(1,308)	[2]	(153)	[2]	420	[2]
Trading fees payable to Managing Owner	(1,115)	[2]	(154)	[2]	239	[2]
Trailing service fees payable to Managing Owner	(4,927)	[2]	298	[2]	1,358	[2]
Payables to related parties	9,225	[2]	(62)	[2]	152	[2]
Other liabilities	(8)	[2]	(188)	[2]	(84)	[2]
Net cash provided by (used in) operating activities	3,950,044	[2]	423,500	[2]	659,161	[2]
Cash Flows from Financing Activities:
Proceeds from sale of units	1,636,562	[2]	935	[2]	496,147	[2]
Payment for redemption of units	(5,750,674)	[2]	(941,110)	[2]	(665,477)	[2]
Redemptions payable	1,441,899	[2]
Net cash provided by (used in) financing activities	(2,672,213)	[2]	(940,175)	[2]	(169,330)	[2]
Net Increase (Decrease) in cash and cash equivalents	1,277,831	[2]	(516,675)	[2]	489,831	[2]
Cash and cash equivalents, beginning of year or period	175,096	[2],[3]	691,771	[2]	201,940	[2]
Cash and cash equivalents, end of year or period	1,452,927	[2],[3]	175,096	[2],[3]	691,771	[2]
Managed Futures Index Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(358,277)	[1],[2]	304,074	[1],[2]	(562,279)	[1],[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	597,912	[2]	(122,708)	[2]	(65,671)	[2]
Net change in custom time deposits	2,648,080	[2]	(906,594)	[2]	(205,014)	[2]
Net change in ownership allocation of credit default swaps	2,842	[2]
Net change in ownership allocation of certificates of deposit					(37,925)	[2]
Net realized gain/(loss) on swap contracts	969	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	6,967	[2]	4,201	[2]	22,461	[2]
Net realized (gain)/loss on U.S. Treasury securities	(7,179)	[1],[2]
(Purchases) sales of:
(Purchases) of swap contracts	(3,811)	[2]
Sales of custom time deposits	735,886	[2]
(Purchases) of custom time deposits			(108,662)	[2]	(715,160)	[2]
Sale of certificates of deposit					488,020	[2]
Increase and/or decrease in:
Investments in unconsolidated trading companies, at fair value	992,837	[2]	(429,423)	[2]	110,557	[2]
Prepaid service fees - Class 1			3,350	[2]	5,498	[2]
Interest receivable	8,157	[2]	(1,513)	[2]	(926)	[2]
Receivable from related parties	1,368	[2]	(1,342)	[2]	(98)	[2]
Other assets	(180)	[2]	(3)	[2]	1,220	[2]
Management fees payable to Managing Owner	(6,641)	[2]	3,684	[2]	2,003	[2]
Interest payable to Managing Owner	(1,079)	[2]	807	[2]	87	[2]
Trading fees payable to Managing Owner	(687)	[2]	518	[2]	360	[2]
Trailing service fees payable to Managing Owner	(1,894)	[2]	255	[2]	486	[2]
Payables to related parties	9,534	[2]	(14,235)	[2]	13,889	[2]
Other liabilities	19	[2]	(177)	[2]	361	[2]
Net cash provided by (used in) operating activities	4,624,823	[2]	(1,267,768)	[2]	(942,131)	[2]
Cash Flows from Financing Activities:
Proceeds from sale of units	375,118	[2]	2,000,000	[2]	1,979,837	[2]
Payment for redemption of units	(5,177,304)	[2]	(916,820)	[2]	(1,047,400)	[2]
Pending owner additions	(1,440)	[2]	1,440	[2]	(30,000)	[2]
Redemptions payable	1,224,569	[2]	794	[2]
Net cash provided by (used in) financing activities	(3,579,057)	[2]	1,085,414	[2]	902,437	[2]
Net Increase (Decrease) in cash and cash equivalents	1,045,766	[2]	(182,354)	[2]	(39,694)	[2]
Cash and cash equivalents, beginning of year or period	196,091	[2],[3]	378,445	[2]	418,139	[2]
Cash and cash equivalents, end of year or period	$ 1,241,857	[2],[3]	$ 196,091	[2],[3]	$ 378,445	[2]

[1]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units.
[2]	The Long Only Commodity Series and Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[3]	The Long/Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. Both Series remain open.